Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7.	Intangible Assets

Intangible assets consist of the following at March 31, 2021 and June 30, 2020. The amount of the intangible assets represents fees and expenses in connection with the development and launch of platforms used to track conversions, optimize ads, and scale online customer growth through a hybrid distribution model.

	March 31,	June 30, 2020
Intangible assets	$-	$1,000,000
Amortization of intangible assets	-	(500,000)
Impairment of intangible assets	-	(500,000)
TOTAL	$-	$-

During the quarter ending March 31, 2020, the Company determined it would be unable to generate sufficient traction from these digital assets. The Company made the decision to stop utilizing the assets.

8.	Intangible Assets

Intangible assets consist of the following at June 30, 2020 and 2019. The amount of the intangible assets represents fees and expenses in connection with the development and launch of platforms used to track conversions, optimize ads, and scale online customer growth through a hybrid distribution model.

	June 30,	June 30,
	2020	2019
Intangible assets	$1,000,000	$-
Amortization of intangible assets	(500,000)	-
Impairment of intangible assets	(500,000)
TOTAL	$-	$-

During the quarter ending March 31, 2020, the Company determined it would be unable to generate sufficient traction from these digital assets.  The Company made the decision to stop utilizing the assets and began conversations with the creditor about eliminating the remaining debt associated with the assets which was successfully negotiated in April 2020. As of the time of this filing, the balance sheet remains unchanged, as this successful renegotiation is conditional upon payment being completed prior to December 1, 2020, which would result in the elimination of $731,118 in total debt should payment be made totaling $166,224 in cash and approximately 4,000 pints of Nightfood ice cream. Should the Company make said payments and retire the debt prior to December 1, 2020, the Company would realize a Gain on Extinguishment of Debt of approximately $560,000. Because this reduction in debt is conditional, the full $731,118.33 is currently included in the liabilities section of our balance sheet.